Statements of Financial Position - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Current Assets
Cash	$ 3,664,578	$ 111,486
Amounts receivable and prepaid expenses	1,104,887	776,453
Marketable securities	737,371
Total Current Assets	5,506,836	887,939
Non-current Assets
Reclamation deposits	11,000	11,000
Equipment	2,307
Exploration and evaluation assets	7,491,306	6,004,875
Total Non-current Assets	7,504,613	6,015,875
Total Assets	13,011,449	6,903,814
Current Liabilities Accounts payable and accrued liabilities	2,434,405	262,798
Due to related parties	384,876	36,923
Flow-through share premium liability	692,697	129,208
Total Liabilities	3,511,978	428,929
SHAREHOLDERS’ EQUITY
Share capital	54,484,848	45,943,854
Warrants reserve	2,705,754	2,471,579
Share subscriptions	19,134	19,134
Share-based payments reserve	1,833,998	1,833,998
Deficit	(49,544,263)	(43,793,680)
Total Shareholders’ Equity	9,499,471	6,474,885
Total Liabilities and Shareholders’ Equity	$ 13,011,449	$ 6,903,814